Consolidated statements of financial position - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents and restricted cash	$ 273,739,514	$ 970,414,857
Trade receivables	81,696,564	64,514,013
VAT receivable	416,713,680	367,794,654
Other receivables	30,300,599	37,146,722
Prepayments	15,021,861	41,508,885
Assets held for sale	2,263,767,616	0
Inventories	15,774,235	11,463,374
Total current assets	3,097,014,069	1,492,842,505
Property, construction in process and equipment, net	12,812,413,318	18,815,137,503
Investment property	1,415,000,000	1,340,000,000
Right of use assets, net	149,519,714	200,165,708
Guarantee deposits	27,215,226	23,318,898
Other assets	1	1
Total non-current assets	14,404,148,259	20,378,622,110
Total assets	17,501,162,328	21,871,464,615
Current Liabilities:
Current installments of long-term debt	10,692,844,600	3,481,380,489
Trade accounts payable and accumulated expenses	674,663,277	629,580,986
Deferred underwriting fee payable	53,858,400	50,076,000
Advance from customers	195,148,842	23,459,478
Due to related parties	129,014,341	120,634,508
Lease liabilities	173,913,074	46,051,658
Income tax payable	6,985,159	10,665,198
Employees' statutory profit sharing	1,917,799	2,601,529
Total current liabilities	11,928,345,492	4,364,449,846
Non-current Liabilities:
Long-term debt, excluding current installments	26,800,341	7,692,819,937
Due to related parties, excluding current portion	69,065,566	73,837,080
Lease liabilities, excluding current portion	7,648,754	160,662,668
Employee benefits	11,858,640	10,175,001
Other liabilities	81,923,098	86,311,531
Warrants liability	7,965,416	75,827,403
Deferred tax liabilities	3,060,426,564	4,200,798,599
Total non-current liabilities	3,265,688,379	12,300,432,219
Total liabilities	15,194,033,871	16,664,882,065
Stockholders' Equity
Common Stock	951,765,375	925,795,890
Additional paid in capital	723,605,519	708,945,691
Accumulated deficit	(5,052,335,046)	(4,769,954,511)
Other comprehensive income	5,684,092,609	8,341,795,480
Total Stockholders' Equity	2,307,128,457	5,206,582,550
Total liabilities and Stockholders' Equity	$ 17,501,162,328	$ 21,871,464,615